Operating Leases (Details) - Schedule of future minimum lease payments	Dec. 31, 2021 USD ($)
Kyle's [Member]
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2022	$ 146,559
2023	169,839
2024	174,043
2025	146,885
2026	90,099
Thereafter	15,017
Total lease payments	742,442
Less imputed interest	(90,103)
Maturities of lease liabilities	652,339
High Mountain [Member]
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2022	294,000
2023	364,560
2024	379,142
2025	394,308
2026	410,082
Thereafter	68,788
Total lease payments	1,910,880
Less imputed interest	(192,697)
Maturities of lease liabilities	1,718,183
Innovative Cabinets [Member]
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2022	230,191
2023	208,020
2024	204,558
2025	210,695
2026	18,085
Total lease payments	871,549
Less imputed interest	(67,843)
Maturities of lease liabilities	803,706
Wolo [Member]
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2022	48,279
Total lease payments	48,279
Less imputed interest	(951)
Maturities of lease liabilities	$ 47,328